Condensed Consolidated Balance Sheets - USD ($)	Jan. 31, 2023	[1]	Jul. 31, 2022		Jul. 31, 2021
Current assets
Cash and cash equivalents	$ 3,683,330		$ 12,299,740	[1]	$ 45,951,233
Prepaid expenses and other current assets	2,758,245		2,932,731	[1]	3,228,191
Total Current Assets	6,441,575		15,232,471	[1]	49,179,424
Property and equipment, net	901,844		978,614	[1]	928,821
Intangible assets, net	343,588		378,529	[1]	448,412
Operating lease right-of-use assets	621,827		4,665,515	[1]	5,445,744
Other long-term assets	562,308		623,239	[1]	273,523
Total Assets	8,871,142		21,878,368	[1]	56,275,924
Current liabilities
Accounts payable and accrued liabilities	4,690,271		4,208,222	[1]	5,561,645
Accrued compensation related	1,203,119		376,977	[1]	320,655
Operating lease liabilities	958,118		1,111,571	[1]	845,483
Note payable	379,535		936,558	[1]	1,234,133
Total Current Liabilities	7,231,043		6,633,328	[1]	7,961,916
Operating lease liabilities, net of current portion	213,835		4,126,636	[1]	5,238,207
Convertible note - related party	1,912,725			[1]
Liability under co-promotion agreement - related party	5,000,000		5,000,000	[1]	5,000,000
Total Liabilities	14,357,603		15,759,964	[1]	18,200,123
Commitments and Contingencies (Note 8)				[1]
Stockholders’ Equity (Deficit)
Common stock authorized – 100,000,000 and 4,545,455 common shares with a par value of $0.0001 as of January 31, 2023 and July 31, 2022, respectively, common stock issued and outstanding – 2,971,197 and 1,790,051 common shares as of January 31, 2023 and July 31, 2022, respectively	297		179	[1]	178
Additional paid-in capital	295,239,501		291,828,679	[1]	286,341,029
Warrants issued and outstanding - 77,554 warrants as of July 31, 2022 and July 31, 2021			3,591,734		3,591,734
Accumulated other comprehensive income	153,684		247,211	[1]	(79,109)
Accumulated deficit	(300,879,943)		(285,957,665)	[1]	(251,778,031)
Total Stockholders’ Equity (Deficit)	(5,486,461)	[2]	6,118,404	[1],[2]	38,075,801
Total Liabilities and Stockholders’ Equity (Deficit)	$ 8,871,142		$ 21,878,368	[1]	$ 56,275,924

[1]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.
[2]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.